Contingencies And Other Disclosures (Tables)	12 Months Ended
Dec. 31, 2011
Contingencies And Other Disclosures [Abstract]
Schedule Of Original Purchase Amount of Investments Subject To Litigation

(Dollars in thousands)	Alt-A		Jumbo
	Senior	Junior	Senior	Junior

Vintage
2005 (a)	$643,751	$-	$60,000	$-
2006 (a)	230,020	-	84,659	9,793
2007	5,050	-	50,000	7,084

Total	$878,821	$-	$194,659	$16,877

(a)	Senior Alt-A mortgage loans for 2005 and 2006 represent amounts which are the subject of the FHFA litigation.